Shareholder Fees	Aug. 26, 2025 USD ($)
NYLI Hedge Multi-Strategy Tracker ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
NYLI Merger Arbitrage ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI Candriam International Equity ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI Candriam U.S. Mid Cap Equity ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI Candriam U.S. Large Cap Equity ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI FTSE International Equity Currency Neutral ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI U.S. Large Cap R&D Leaders ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI Global Equity R&D Leaders ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0